4. Financing Receivables (Details - Financing receivables) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivables
Commercial loans, gross	$ 8,604	$ 8,691		$ 4,652
Less: Deferred loan fees	(340)	(438)		(571)
Less: Deposits	(124)	(134)		(36)
Less: Allowance for loan losses	(30)	(22)		0
Commercial loans, net	$ 8,110	$ 8,097	$ 5,169	$ 4,045	$ 3,604